Schedule I - BALANCE SHEETS (Parenthetical) (Detail) - $ / shares	Sep. 30, 2019	Sep. 30, 2018	Jan. 12, 2018	Jan. 06, 2017	Apr. 18, 2008
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001			$ 0.0001
Ordinary shares, Authorized	500,000,000	500,000,000
Ordinary shares, Issued	134,210,745	133,275,521
Ordinary shares, Outstanding	134,210,745	133,275,521	132,804,973	131,854,773
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, Authorized	500,000,000	500,000,000
Ordinary shares, Issued	134,210,745	133,275,521
Ordinary shares, Outstanding	134,210,745	133,275,521